Fair Value of Financial Assets and Liabilities - Reconciliations for Financial Assets and Liabilities Carried at Fair Value (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Transfers into Level 3	¥ 39,417
Transfers out of Level 3	(6,634)	¥ (13,782)
At fair value [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	1,225,315	1,029,481
Total gains (losses), Included in profit or loss	(900)	16,092
Total gains (losses), Included in other comprehensive income	30,836	66,584
Purchases	319,928	180,957
Sales	(67,965)	(62,718)
Issuances	(26,075)	(29,208)
Settlement	(110,873)	37,893
Transfers into Level 3	39,417	16
Transfers out of Level 3	(6,634)	(13,782)
Ending balance	1,403,049	1,225,315
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	1,134	41,152
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(125,042)	(185,020)
Total gains (losses), Included in profit or loss	1,298	(19,258)
Total gains (losses), Included in other comprehensive income	1,248	(1,289)
Purchases	0
Sales	0
Issuances	(26,075)	(29,208)
Settlement	18,893	109,733
Transfers into Level 3	0
Transfers out of Level 3	0
Ending balance	(129,678)	(125,042)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	3,129	(2,019)
At fair value [member] | Level 3 [member] | Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses), Included in profit or loss	500
Total gains (losses), Included in other comprehensive income	0
Purchases	1,558
Sales	0
Issuances	0
Settlement	0
Transfers into Level 3	39,322
Transfers out of Level 3	0
Ending balance	41,380
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	500
At fair value [member] | Level 3 [member] | Trading assets [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Total gains (losses), Included in profit or loss	500
Total gains (losses), Included in other comprehensive income	0
Purchases	1,558
Sales	0
Issuances	0
Settlement	0
Transfers into Level 3	39,322
Transfers out of Level 3	0
Ending balance	41,380
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	500
At fair value [member] | Level 3 [member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	117	6,160
Total gains (losses), Included in profit or loss	(2,091)	(2,834)
Total gains (losses), Included in other comprehensive income	0
Purchases	8,301	7,101
Sales	(8,811)	(10,310)
Issuances	0
Settlement	0
Transfers into Level 3	0
Transfers out of Level 3	0
Ending balance	(2,484)	117
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	466	7,984
At fair value [member] | Level 3 [member] | Derivatives [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(2,656)	(3,248)
Total gains (losses), Included in profit or loss	(3,067)	(1,545)
Total gains (losses), Included in other comprehensive income	0
Purchases	1,802	2,167
Sales	(252)	(30)
Issuances	0
Settlement	0
Transfers into Level 3	0
Transfers out of Level 3	0
Ending balance	(4,173)	(2,656)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(1,510)	415
At fair value [member] | Level 3 [member] | Derivatives [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(923)	(4,567)
Total gains (losses), Included in profit or loss	(968)	3,680
Total gains (losses), Included in other comprehensive income	0
Purchases	0	74
Sales	0	(110)
Issuances	0
Settlement	0
Transfers into Level 3	0
Transfers out of Level 3	0
Ending balance	(1,891)	(923)
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(887)	3,335
At fair value [member] | Level 3 [member] | Derivatives [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	3,382	13,825
Total gains (losses), Included in profit or loss	2,057	(5,133)
Total gains (losses), Included in other comprehensive income	0
Purchases	6,499	4,860
Sales	(8,559)	(10,170)
Issuances	0
Settlement	0
Transfers into Level 3	0
Transfers out of Level 3	0
Ending balance	3,379	3,382
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	2,947	4,067
At fair value [member] | Level 3 [member] | Derivatives [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	314	150
Total gains (losses), Included in profit or loss	(113)	164
Total gains (losses), Included in other comprehensive income	0
Purchases	0
Sales	0
Issuances	0
Settlement	0
Transfers into Level 3	0
Transfers out of Level 3	0
Ending balance	201	314
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(84)	167
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	819,144	735,668
Total gains (losses), Included in profit or loss	(11,106)	39,950
Total gains (losses), Included in other comprehensive income	(42)	341
Purchases	305,346	170,844
Sales	(51,839)	(44,210)
Issuances	0
Settlement	(129,348)	(70,909)
Transfers into Level 3	0
Transfers out of Level 3	(2,889)	(12,540)
Ending balance	929,266	819,144
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(11,550)	37,637
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	739,914	650,467
Total gains (losses), Included in profit or loss	(7,237)	40,170
Total gains (losses), Included in other comprehensive income	(42)	341
Purchases	291,778	161,937
Sales	(48,335)	(38,919)
Issuances	0
Settlement	(124,379)	(62,784)
Transfers into Level 3	0
Transfers out of Level 3	(2,577)	(11,298)
Ending balance	849,122	739,914
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(5,321)	39,860
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	79,230	85,201
Total gains (losses), Included in profit or loss	(3,869)	(220)
Total gains (losses), Included in other comprehensive income	0
Purchases	13,568	8,907
Sales	(3,504)	(5,291)
Issuances	0
Settlement	(4,969)	(8,125)
Transfers into Level 3	0
Transfers out of Level 3	(312)	(1,242)
Ending balance	80,144	79,230
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	(6,229)	(2,223)
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	525,869	464,821
Total gains (losses), Included in profit or loss	0
Total gains (losses), Included in other comprehensive income	29,630	67,532
Purchases	4,723	3,012
Sales	(7,315)	(8,198)
Issuances	0
Settlement	(418)	(931)
Transfers into Level 3	95	16
Transfers out of Level 3	(2,136)	(383)
Ending balance	550,448	525,869
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	0
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	525,869	464,821
Total gains (losses), Included in profit or loss	0
Total gains (losses), Included in other comprehensive income	29,630	67,532
Purchases	4,723	3,012
Sales	(7,315)	(8,198)
Issuances	0
Settlement	(418)	(931)
Transfers into Level 3	95	16
Transfers out of Level 3	(2,136)	(383)
Ending balance	550,448	525,869
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	0
At fair value [member] | Level 3 [member] | Others-liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	5,227	7,852
Total gains (losses), Included in profit or loss	10,499	(1,766)
Total gains (losses), Included in other comprehensive income	0
Purchases	0
Sales	0
Issuances	0
Settlement	0
Transfers into Level 3	0
Transfers out of Level 3	(1,609)	(859)
Ending balance	14,117	5,227
Changes in unrealized gains (losses) included in profit or loss related to assets and liabilities held at ending balance	¥ 8,589	¥ (2,450)